Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of earnings per share
Earnings Per Share

	For the three months ended March 31
(In millions, except per share amounts)	2023	2022
Numerator:
Net income	$383	$402
Net income attributable to noncontrolling interests	(11)	(13)

Net income attributable to GE HealthCare	372	389
Deemed preferred stock dividend of redeemable noncontrolling interest	(183)	—

Net income attributable to GE HealthCare common stockholders	$189	$389

Denominator:
Basic weighted-average shares outstanding	454	454
Dilutive effect of common stock equivalents	3	—

Diluted weighted-average shares outstanding	457	454

Basic Earnings Per Share	$0.42	$0.86
Diluted Earnings Per Share	$0.41	$0.86

Antidilutive securities (a)	4	—

(a)	Diluted EPS excludes certain shares issuable under stock based compensation plans because the effect would have been antidilutive.